Real Estate and Other Assets Acquired in Settlement of Loans (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of activity in valuation allowance for other real estate owned in settlement of loans
Balance, beginning of year	$ 3,233	$ 3,255	$ 4,675
Provision for other real estate owned	213	17	585
Charge-offs	(317)	(39)	(2,005)
Balance, end of year	$ 3,129	$ 3,233	$ 3,255